As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue
New York, NY  10017
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, NY  10017
 (Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2008 (Unaudited)
The Wall Street Fund, Inc.

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace - 2.2%
Boeing Co.	1,200	$68,820
Lockheed Martin Corp.	2,200	241,274
		310,094
Apparel - 0.9%
VF Corp.	1,600	123,696

Banks - 0.9%
US Bancorp	3,500	126,070

Beverages - 2.7%
The Coca-Cola Co.	2,500	132,200
Hansen Natural Corp. (a)	2,500	75,625
PepsiCo, Inc.	2,500	178,175
		386,000
Biotechnology - 6.2%
Biogen Idec, Inc. (a)	1,000	50,290
Celgene Corp. (a)	2,000	126,560
Genentech, Inc. (a)	1,500	133,020
Genzyme Corp. (a)	2,000	161,780
Gilead Sciences, Inc. (a)	7,500	341,850
United Therapeutics Corp. (a)	600	63,102
		876,602
Chemicals - 3.5%
Air Products & Chemicals, Inc.	2,000	136,980
The Dow Chemical Co.	2,000	63,560
E.I. du Pont de Nemours & Co.	2,800	112,840
Sigma-Aldrich Corp.	3,500	183,470
		496,850
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	3,300	152,592
International Business Machines Corp.	1,000	116,960
		269,552
Construction & Engineering - 0.8%
Fluor Corp.	2,000	111,400

Containers & Packaging - 0.8%
Packaging Corp. of America	5,000	115,900

Diversified - 1.7%
3M Co.	2,000	136,620
Textron, Inc.	1,500	43,920
United Technologies Corp.	1,000	60,060
		240,600
Drugs - 1.3%
Abbott Laboratories	500	28,790
Merck & Co., Inc.	5,000	157,800
		186,590
Electrical Equipment - 1.5%
General Electric Co.	3,000	76,500
Thomas & Betts Corp. (a)	3,500	136,745
		213,245
Electronic Equipment & Instruments - 1.0%
Applied Biosystems Inc.	3,000	102,750
Dolby Laboratories, Inc. (a)	1,000	35,190
		137,940
Energy - 7.4%
Apache Corp.	1,800	187,704
Canadian Superior Energy, Inc. (a) (b)	10,000	24,900
Chevron Corp.	2,150	177,332
ConocoPhillips	2,000	146,500
Devon Energy Corp.	2,500	228,000
ENSCO International, Inc.	2,000	115,260
Marathon Oil Corp.	2,000	79,740
Valero Energy Corp.	2,750	83,325
		1,042,761
Energy Equipment & Services - 1.3%
Core Laboratories NV (b)	500	50,660
Halliburton Co.	2,000	64,780
Helmerich & Payne, Inc.	1,500	64,785
		180,225
Financial Services - 2.3%
American Express Co.	3,800	134,634
Capital One Financial Corp.	1,200	61,200
J.P. Morgan Chase & Co.	2,750	128,425
		324,259
Food & Staples Retailing - 3.1%
The Kroger Co.	5,000	137,400
Wal-Mart Stores, Inc.	5,000	299,450
		436,850
Food Service - 2.7%
Darden Restaurants, Inc.	3,000	85,890
McDonald's Corp.	3,500	215,950
Yum! Brands, Inc.	2,400	78,264
		380,104
Food Wholesale - 0.7%
Sysco Corp.	3,300	101,739

Health Care Equipment & Supplies - 2.4%
Arthrocare Corp. (a)	1,000	27,720
Baxter International, Inc.	2,150	141,104
Medtronic, Inc.	3,500	175,350
		344,174
Health Care Services - 3.0%
Aetna, Inc.	2,750	99,302
Johnson & Johnson	4,000	277,120
Quest Diagnostics	1,000	51,670
		428,092
Instrumentation - 1.8%
Applied Materials, Inc.	10,000	151,300
Thermo Fisher Scientific, Inc. (a)	2,000	110,000
		261,300
Insurance - 1.9%
Chubb Corp.	2,500	137,250
Fidelity National Financial, Inc.	5,000	73,500
Torchmark Corp.	1,000	59,800
		270,550
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	2,500	86,800

Machinery - 3.1%
Caterpillar, Inc.	3,500	208,600
Kennametal, Inc.	3,000	81,360
Paccar, Inc.	4,000	152,760
		442,720
Media - 1.3%
The DIRECTV Group Inc. (a)	7,300	191,041

Metals & Mining - 1.8%
Alcoa, Inc.	1,000	22,580
BHP Billiton Ltd. - ADR	1,000	51,990
Cleveland-Cliffs, Inc.	500	26,470
Freeport-McMoRan Copper & Gold, Inc.	1,000	56,850
Steel Dynamics, Inc.	2,000	34,180
Worthington Industries	4,000	59,760
		251,830
Office Equipment - 3.9%
Apple, Inc. (a)	2,600	295,516
Dell, Inc. (a)	3,500	57,680
Seagate Technology (b)	4,000	48,480
Western Digital Corp. (a)	7,000	149,240
		550,916
Paper & Forest Products - 0.5%
International Paper Co.	2,500	65,450

Personal & Household Products - 1.1%
Procter & Gamble Co.	2,200	153,318

Retail - 2.4%
Macys, Inc.	3,000	53,940
Nordstrom, Inc.	4,000	115,280
Target Corp.	3,500	171,675
		340,895
Semiconductors - 2.7%
Atheros Communications, Inc. (a)	4,000	94,320
Intel Corp.	5,000	93,650
MEMC Electronic Materials, Inc. (a)	2,500	70,650
Texas Instruments, Inc.	6,000	129,000
		387,620
Services - 6.7%
Accenture Ltd. - Class A	3,600	136,800
Amazon.com, Inc. (a)	1,000	72,760
China Sec & Surve Tech, Inc. (a) (b)	2,000	27,760
Computer Sciences Corp. (a)	3,000	120,570
Google, Inc. (a)	1,000	400,520
NCR Corp. (a)	3,000	66,150
NIC, Inc.	9,000	62,100
Priceline.com, Inc. (a)	1,000	68,430
		955,090
Software - 6.5%
Adobe Systems, Inc. (a)	5,000	197,350
Ansys, Inc. (a)	3,000	113,610
Factset Research Systems, Inc.	1,000	52,250
Intuit, Inc. (a)	2,500	79,025
Microsoft Corp.	8,000	213,520
Oracle Corp. (a)	8,000	162,480
SAP AG - ADR	2,000	106,860
		925,095
Specialty Retail - 3.1%
Coach, Inc. (a)	3,300	82,632
Home Depot, Inc.	5,000	129,450
Staples, Inc.	2,000	45,000
Tiffany & Co.	2,000	71,040
TJX Companies, Inc.	3,500	106,820
		434,942
Telecommunications - 5.9%
America Movil S.A. de C.V. - ADR	5,000	231,800
China Mobile Hong Kong Ltd. - ADR	3,500	175,280
Cisco Systems, Inc. (a)	6,000	135,360
NII Holdings, Inc. (a)	1,500	56,880
QUALCOMM, Inc.	4,500	193,365
Research In Motion Ltd. (a)	600	40,980
		833,665
Transportation - 5.5%
Burlington Northern Santa Fe Corp.	2,500	231,075
Cummins, Inc.	4,000	174,880
J.B. Hunt Transport Services, Inc.	4,000	133,480
Kansas City Southern (a)	2,000	88,720
Overseas Shipholding Group, Inc.	850	49,564
Ryder System, Inc.	1,000	62,000
Skywest, Inc.	2,500	39,950
		779,669
Utilities - 0.7%
Vimpel-Communications - ADR	5,000	101,500

TOTAL COMMON STOCKS (Cost $11,945,224)		$13,865,144
	Principal
	Amount	Value
CORPORATE BONDS - 0.9%
Diversified Financials - 0.9%
General Electric Capital Corp.
5.000%, 12/18/2018	$150,000	128,185
TOTAL CORPORATE BONDS (Cost $150,000)		$128,185

	Shares
SHORT TERM INVESTMENTS - 0.6%
First American Government Obligations Fund	78,821	$78,821
TOTAL SHORT TERM INVESTMENTS (Cost $78,821)		$78,821

Total Investments (c) (Cost $12,174,045) - 99.3%		$14,072,150
Other Assets in Excess of Liabilities - 0.7%		101,475
TOTAL NET ASSETS - 100.0%		$14,173,625

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domiciled
(c)
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $12,174,045. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows:

	Unrealized appreciation	$ 2,615,437
	Unrealized depreciation	(717,332)
	Net unrealized appreciation	$ 1,898,105

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Investment in Securities	$ 14,072,150	$ 13,943,965	$ 128,185	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)    /s/ Robert P. Morse
                                                    Robert P. Morse, President

Date                                           November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert P. Morse
                                                        Robert P. Morse, President

Date                                           November 19, 2008

By (Signature and Title)*     /s/ Jian H. Wang
                                                        Jian H. Wang, Treasurer

Date                                           November 19, 2008

* Print the name and title of each signing officer under his or her signature.